Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2019
Furniture, Fixtures, and Office Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	5 years
Computers
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	3 years
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life	5 years